Results of Midatech Pharma (Espana) SL (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Grant revenue					£ 163
Research and development costs	£ (2,251)	£ (2,413)	(5,111)	(4,654)	(6,068)
Administrative costs	(2,291)	(1,849)	(4,542)	(2,946)	(4,958)
Loss from operations	(4,244)	(3,778)	(8,932)	(6,998)	(23,040)
Finance expense	(22)	(24)	(53)	(44)	(431)
Loss before tax	(3,856)	(3,398)	(8,488)	(6,106)	(23,470)
Taxation	£ 288	£ 337	832	646	1,281
Loss from operations after tax			£ (7,656)	£ (5,460)	(22,189)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Grant revenue					163
Total revenue					163
Research and development costs					(2,820)
Administrative costs					1,146
Loss from operations					(3,803)
Finance expense					11
Loss before tax					(3,814)
Taxation					(21)
Loss from operations after tax					£ (3,835)